EMPLOYEE BENEFIT PLANS - Defined contribution plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined contribution plan
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 369,584	$ 295,478
Pension
EMPLOYEE BENEFIT PLANS
Defined contribution expense	286,621	231,676
Current severance regimen
EMPLOYEE BENEFIT PLANS
Defined contribution expense	$ 82,963	$ 63,802